15. Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

Warrants are immediately exercisable upon issuance. The following table shows warrant activity for the six months ended June 30, 2019.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding as of December 31, 2018	6,000	$1.00
Warrants issued in connection with convertible debenture offering (see Note 10):
Issued to convertible debenture holders	532,135	$3.00
Issued to 4Front as part of compensation	153,900	$2.41
Warrants exercised	–	–
Warrants expired	–	–
Warrants outstanding as of June 30, 2019	692,035	$2.88

NOTE 15 – DERIVATIVE FINANCIAL INSTRUMENTS

The Company issued one round of warrants related to a debt transaction that were issued on April 19, 2018. These were valued on this date per the signed agreements and issuance on April 19, 2018 In

The following table summarizes the Company’s outstanding warrants as of December 31, 2018 and December 31, 2017:

	December 31,		December 31,
	2018		2017
	Number of shares	Weighted Average Exercise Price	Number of shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	–	–	–	–
Warrants issued	6,000	$1.00	–	–
Warrants exercised	–	–	–	–
Warrants outstanding, end of period	6,000	$1.00	–	–
Warrants exercisable, end of period	6,000	$1.00	–	–

The weighted-average remaining contractual life for warrants outstanding and exercisable at December 31, 2018 is 4.25 years, and the aggregate intrinsic value of the warrants outstanding and exercisable at December 31, 2018 is $0.

In October 2018, for consideration of the loan the Company granted Mr. Lowe an option to purchase 30,000 shares of its common stock at an exercise price of $1.20 per share, which option is exercisable for a period of five (5) years.